Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance at beginning		$ 1,492
Purchases		490
Initially consolidated company	[1]	152,449
Balance at ending		154,431	$ 1,492
Balance at beginning		839
Amortization recognized in the year			839
Balance at ending			839
Amortized cost at December 31, 2021		153,592
Intellectual property [Member]
Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance at beginning
Initially consolidated company	[1]	80,103
Balance at ending		80,103
Balance at beginning		477
Amortization recognized in the year			477
Balance at ending			477
Amortized cost at December 31, 2021		79,626
Customer Relationships [Member]
Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance at beginning
Initially consolidated company	[1]	33,514
Balance at ending		33,514
Balance at beginning		179
Amortization recognized in the year			179
Balance at ending			179
Amortized cost at December 31, 2021		33,335
Goodwill [Member]
Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance at beginning
Initially consolidated company	[1]	30,313
Balance at ending		30,313
Balance at beginning
Amortization recognized in the year
Balance at ending
Amortized cost at December 31, 2021		30,313
Other Intangibles [Member]
Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance at beginning	[2]	1,492
Purchases	[2]	490
Initially consolidated company	[1],[2]	8,519
Balance at ending	[2]	10,501	1,492
Balance at beginning	[2]	183
Amortization recognized in the year	[2]		183
Balance at ending	[2]		$ 183
Amortized cost at December 31, 2021	[2]	$ 10,318

[1]	Acquisitions during the year: Intellectual property, Customer Relations and Assumed Contract Manufacturing agreement which were acquired pursuant the Saol APA. See Note 5.
[2]	Includes Assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to Israeli Ministry of Health (“IL MOH”) marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.